American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2022

International Value - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Australia — 7.3%
Aurizon Holdings Ltd.	2,467,334	6,240,212
Australia & New Zealand Banking Group Ltd.	841,667	13,010,946
BHP Group Ltd.	1,018,356	27,780,754
BlueScope Steel Ltd.	305,446	3,427,050
Fortescue Metals Group Ltd.	957,169	11,895,285
IGO Ltd.	864,584	7,737,404
Origin Energy Ltd.	1,370,467	5,836,898
Sonic Healthcare Ltd.	584,496	13,516,461
		89,445,010
Canada — 2.2%
Cenovus Energy, Inc.	246,470	4,624,069
Manulife Financial Corp.	502,647	8,695,428
Restaurant Brands International, Inc.(1)	181,217	10,697,646
Suncor Energy, Inc.	105,633	3,417,479
		27,434,622
Denmark — 1.3%
AP Moller - Maersk A/S, B Shares	6,608	15,853,604
France — 12.1%
AXA SA	375,260	8,837,981
BNP Paribas SA	473,262	21,992,576
Carrefour SA	460,522	7,686,335
Cie de Saint-Gobain	369,636	14,888,103
Credit Agricole SA	1,028,611	9,466,994
Engie SA	1,107,219	13,150,550
Euroapi SA(2)	1,165	18,161
L'Oreal SA	13,142	4,513,544
Orange SA	1,633,425	16,542,312
Publicis Groupe SA	57,613	2,812,972
Sanofi	86,670	7,085,256
Societe Generale SA	344,498	7,594,598
Sodexo SA	96,866	7,408,299
TotalEnergies SE	525,716	26,616,836
		148,614,517
Germany — 8.1%
Allianz SE	136,388	23,054,537
BASF SE	60,968	2,578,876
Covestro AG	296,662	8,944,933
Deutsche Boerse AG	47,916	8,101,373
Deutsche Post AG	330,440	12,060,772
HeidelbergCement AG	63,322	2,859,461
Hensoldt AG	120,765	2,685,612
Mercedes-Benz Group AG	47,278	2,650,674
Merck KGaA	30,969	5,319,854
Siemens AG	87,804	8,894,030
Telefonica Deutschland Holding AG	1,965,893	5,103,347
Volkswagen AG, Preference Shares	122,956	17,489,155
		99,742,624

Hong Kong — 4.3%
CK Asset Holdings Ltd.	1,713,000	11,562,343
Henderson Land Development Co. Ltd.	1,017,000	3,401,987
Hongkong Land Holdings Ltd.	887,100	4,288,321
Power Assets Holdings Ltd.	2,233,500	13,359,021
Sun Hung Kai Properties Ltd.	1,270,000	14,920,239
WH Group Ltd.	8,968,500	6,110,446
		53,642,357
Ireland — 0.2%
CRH PLC	62,590	2,311,298
Israel — 1.1%
Bank Leumi Le-Israel BM	1,307,053	13,817,146
Italy — 4.7%
Assicurazioni Generali SpA	1,015,246	14,890,355
Eni SpA	1,699,764	20,079,184
Intesa Sanpaolo SpA	6,727,218	11,580,839
Stellantis NV	902,938	12,027,613
		58,577,991
Japan — 23.7%
AGC, Inc.	261,900	8,888,611
Aisin Corp.	208,000	6,184,811
Astellas Pharma, Inc.	470,100	6,664,974
Brother Industries Ltd.	615,100	11,771,481
Canon, Inc.(1)	767,900	18,390,665
Chubu Electric Power Co., Inc.	398,500	4,052,271
Daiwa House Industry Co. Ltd.	278,200	6,219,777
Dentsu Group, Inc.	301,200	9,700,148
Hitachi Ltd.	142,200	7,104,602
Honda Motor Co. Ltd.	210,500	5,603,987
INPEX Corp.	1,504,600	17,294,816
ITOCHU Corp.	571,000	15,714,332
Japan Post Bank Co. Ltd.	465,300	3,391,781
Japan Post Insurance Co. Ltd.	237,200	3,633,336
KDDI Corp.	82,600	2,527,653
Kirin Holdings Co. Ltd.	634,700	10,448,284
Marubeni Corp.	1,126,700	11,742,785
Mitsubishi Electric Corp.	396,800	4,011,701
Mitsubishi UFJ Financial Group, Inc.	3,120,100	16,174,434
Mitsui & Co. Ltd.	294,200	6,904,616
Mizuho Financial Group, Inc.	572,500	6,555,339
MS&AD Insurance Group Holdings, Inc.	372,900	11,125,814
Nintendo Co. Ltd.	19,600	8,023,196
Nippon Telegraph & Telephone Corp.	191,700	5,195,889
Nippon Yusen KK(1)	141,800	10,815,676
Otsuka Holdings Co. Ltd.	142,200	4,644,618
Sompo Holdings, Inc.	367,500	15,757,014
Sumitomo Chemical Co. Ltd.	1,471,200	5,791,122
Sumitomo Mitsui Financial Group, Inc.	597,300	18,016,515
Takeda Pharmaceutical Co. Ltd.	740,600	20,470,220
Toyota Motor Corp.	649,000	9,712,321
		292,532,789
Netherlands — 5.1%
Aegon NV(1)	897,995	4,013,161
Coca-Cola Europacific Partners PLC	181,390	8,918,946
ING Groep NV	1,351,221	11,842,696

Koninklijke Ahold Delhaize NV	748,211	20,580,898
NN Group NV(1)	250,889	10,311,027
Randstad NV(1)	158,224	7,368,608
		63,035,336
Norway — 0.3%
Aker BP ASA	121,202	4,245,807
Singapore — 0.3%
Singapore Telecommunications Ltd.	1,848,200	3,469,732
Spain — 1.7%
CaixaBank SA	16,562	50,009
Iberdrola SA	753,142	7,841,486
Industria de Diseno Textil SA	195,818	4,227,990
Naturgy Energy Group SA	301,464	8,312,761
		20,432,246
Sweden — 2.2%
H & M Hennes & Mauritz AB, B Shares(1)	794,030	8,246,263
Investor AB, B Shares	430,781	6,789,626
Orron Energy AB(1)	1,119,593	2,129,485
Skandinaviska Enskilda Banken AB, A Shares	645,098	6,430,784
Swedbank AB, A Shares	235,577	3,044,809
		26,640,967
Switzerland — 5.1%
Holcim AG(2)	205,239	9,097,322
Nestle SA	50,298	5,886,019
Novartis AG	383,948	31,056,794
Roche Holding AG	29,377	9,466,484
Zurich Insurance Group AG	15,550	6,902,635
		62,409,254
United Kingdom — 16.2%
3i Group PLC	514,536	7,242,757
Anglo American PLC	378,453	12,161,385
Associated British Foods PLC	220,201	3,888,969
AstraZeneca PLC	60,933	7,536,945
Aviva PLC	1,778,113	8,626,059
Barclays PLC	2,632,927	5,020,178
GSK PLC	1,042,558	16,665,303
HSBC Holdings PLC	1,753,574	10,743,872
Kingfisher PLC	3,705,081	9,952,839
NatWest Group PLC	1,533,588	4,376,347
Rio Tinto PLC	364,619	20,130,723
Shell PLC	1,400,459	37,067,405
Tesco PLC	4,810,093	13,892,847
Unilever PLC	332,520	15,083,879
Vodafone Group PLC	13,977,598	18,713,932
WPP PLC	931,596	8,023,880
		199,127,320
United States — 1.2%
AbbVie, Inc.	66,148	8,894,260
General Mills, Inc.	75,518	5,799,782
		14,694,042
TOTAL COMMON STOCKS (Cost $1,311,538,200)		1,196,026,662
RIGHTS†
Australia†
Australia & New Zealand Banking Group Ltd.(2) (Cost $—)	1,000	179

SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	88,500	88,500
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,546,024	4,546,024
		4,634,524
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $4,232,660), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $4,137,855)		4,137,604
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 8/15/30, valued at $21,107,923), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $20,695,282)		20,694,000
		24,831,604
TOTAL SHORT-TERM INVESTMENTS (Cost $29,466,128)		29,466,128
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,341,004,328)		1,225,492,969
OTHER ASSETS AND LIABILITIES — 0.5%		5,839,539
TOTAL NET ASSETS — 100.0%		$1,231,332,508

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
MSCI EAFE Index	66	September 2022	$6,029,430	$(68,744)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.6%
Industrials	10.8%
Health Care	10.7%
Materials	9.3%
Energy	9.2%
Consumer Staples	8.3%
Consumer Discretionary	7.6%
Communication Services	6.4%
Utilities	4.5%
Real Estate	3.2%
Information Technology	2.5%
Short-Term Investments	2.4%
Other Assets and Liabilities	0.5%

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,738,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,202,700, which includes securities collateral of $15,656,676.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	23,612,988	1,172,413,674	—
Rights	—	179	—
Short-Term Investments	4,634,524	24,831,604	—
	28,247,512	1,197,245,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.